ASSET RETIREMENT OBLIGATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Beginning balance at January 1,	$ 4,137	$ 5,759
Asset retirement obligation	0	771
Settlement of asset retirement obligation	0	(1,375)
Retirement cost revaluation	(231)	(1,235)
Accretion expense	229	217
Ending balance at December 31,	$ 4,135	$ 4,137